As filed with the Securities and Exchange Commission on October 31, 2005

REGISTRATION NO. 333-100475

811-04440

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

POST-EFFECTIVE AMENDMENT NO. 5

TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

AND

AMENDMENT NO. 41

TO

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(Exact Name of Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Name of Depositor)

60 EAST 42ND STREET, SUITE 1115

NEW YORK, NEW YORK 10165

(Address of Depositor's Principal Executive Offices)

DEPOSITOR'S TELEPHONE NUMBER: (212) 983-6352

SANDRA M. DADALT, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

ANNUITIES DIVISION, SC4290

112 WORCESTER STREET

WELLESLEY HILLS, MASSACHUSETTS 02481

(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:

JOAN BOROS, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400E

WASHINGTON, D.C. 20007

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It is proposed that this filing will become effective (check appropriate box)

[ X ] immediately upon filing pursuant to paragraph (b)

[  ] on (date) pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)(1)

[  ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[  ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

This Amendment No. 5 to the Registration Statement on Form N-4 (File Nos. 333-100475, 811-04440) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Post-Effective Amendment No. 4 to the Registration Statement, which was filed on May 2, 2005. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment Nos. 3 and 4 to the Registration Statement.

PART A

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SUPPLEMENT DATED OCTOBER 31, 2005

TO

PROSPECTUS DATED MAY 2, 2005

SUN LIFE FINANCIAL MASTERS ACCESS NY

     Effective October 31, 2005, seven new Funds will be added to the above-captioned prospectus ("Prospectus"). As a result of the addition of the new Funds, the Prospectus is amended and supplemented as follows:
1.	The list of the available investment options appearing on the cover page of the Prospectus is supplemented by the addition of the following Funds and corresponding investment management disclosure:
Large-Cap Growth Equity Funds	High-Quality Intermediate-Term Bond Funds
Fidelity VIP Freedom 2010 Portfolio - Service Class 2	PIMCO VIT All Asset Portfolio
Fidelity VIP Freedom 2015 Portfolio - Service Class 2	Specialty Commodity Fund
Fidelity VIP Freedom 2020 Portfolio - Service Class 2	PIMCO VIT Commodity Real Return Strategy
Large-Cap Blend Equity Funds	Portfolio
Franklin Templeton VIP Trust Templeton Developing
Markets Securities Fund - Class 2
MFS/Sun Life Emerging Markets Equity - S Class

Massachusetts Financial Services Company advises the MFS/Sun Life Emerging Markets Fund. Pacific Investment Management Company LLC advises the PIMCO VIT Portfolios. Strategic Advisers®, Inc. advises the Fidelity VIP Freedom Portfolios. Templeton® Asset Management Ltd. advises the Templeton Developing Markets Securities Fund.

2.	The table describing the "Total Annual Fund Operating Expenses" is hereby amended as follows:
Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement*	0.65%	4.04%
*	The expenses shown are for the year ended December 31, 2004, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through December 31, 2005. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.65% and 1.79%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

nyaccessfunds

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PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS
(a)	The following Financial Statements are included in the Registration Statement:

A.

Condensed Financial Information - Accumulation Unit Values (Part A) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-100475, filed on May 2, 2005)

	B.	Financial Statements of the Depositor (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-100475, filed on May 2, 2005)

Audited:

		1.	Statements of Income, Years Ended December 31, 2004, 2003 and 2002;
		2.	Consolidated Balance Sheets, December 31, 2004 and 2003;
		3.	Statements of Comprehensive Income, Years Ended December 31, 2004, 2003 and 2002;
		4.	Statements of Stockholder's Equity, Years Ended December 31, 2004, 2003 and 2002;
		5.	Statements of Cash Flows, Years Ended December 31, 2004, 2003 and 2002;
		6.	Notes to Financial Statements; and
		7.	Report of Independent Registered Public Accounting Firm.

C.

Financial Statements of the Registrant (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-100475, filed on May 2, 2005)

		1.	Statement of Condition, December 31, 2004;
		2.	Statement of Operations, Year Ended December 31, 2004;
		3.	Statements of Changes in Net Assets, Years Ended December 31, 2004 and December 31, 2003;
		4.	Notes to Financial Statements; and
		5.	Report of Independent Registered Public Accounting Firm.
(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:
(1)

Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);

(2)	Not applicable;

(3)(a)

Marketing Coordination Agreement between the Depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(b)(i)

Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement n Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(b)(ii)

Specimen Broker-Dealer Supervisory and Service Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(b)(iii)

Specimen Broker-Dealer Supervisory and Service Agent Agreement (Type 4) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(c)(i)

Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed on May 21, 2003);

(3)(c)(ii)

Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on From N-4, File No. 333-119151, filed on May 2, 2005);

(4)

Specimen Flexible Payment Deferred Combination Variable and Fixed Individual Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-100475, filed December 31, 2002);

(5)

Specimen Application used with the variable annuity contract filed as Exhibit (4) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-100475, filed December 31, 2002);

(6)	Charter and By-Laws of the Depositor (Incorporated herein by reference to the Depositor's Quarterly Report on Form 10-Q, File No. 333-01079, filed on May 14, 2004);

(7)	Not Applicable;

(8)(a)

Participation Agreement by and between The Alger American Fund, Sun Life Assurance Company of Canada (U.S.), and Fred Alger and Company, Incorporated (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(b)

Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(c)

Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(d)

Participation Agreement dated April 17, 2000 by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York on behalf of itself and its separate accounts, and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(e)

Amended and Restated Participation Agreement dated December 18, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(f)

Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed July 27, 2001);

(8)(g)

Amended and Restated Participation Agreement dated September 1, 2004 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed on May 2, 2005);

(8)(h)

Participation Agreement dated September 1, 2001 by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(i)(i)

Participation Agreement dated February 17, 1998 by and among Lord Abbett Series Fund Inc., Lord Abbett & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(j)

Participation Agreement among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(k)

Participation Agreement among MFS Variable Insurance Trust, Sun Life Insurance and Annuity Company of New York, on behalf of itself and its Separate Accounts, and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(l)

Participation Agreement among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(m)

Participation Agreement among Wanger Advisors Funds, Wanger Asset Management LP, and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(9)	Opinion and Consent of Counsel as to legality of securities being registered (Incorporated herein by reference to Registration Statement on Form N-4, File No. 333-100474, filed on October 10, 2002);

(10)(a)	Consent of Independent Registered Public Accounting Firm *;

(10)(b)	Representation of Counsel pursuant to Rule 485(b)*;

(11)	None;

(12)	Not Applicable;

(13)	Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037);

(14)	Not Applicable

(15)(a)	Powers of Attorney (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-107893, filed on October 31, 2005);

(15)(b)

Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004);

(16)	Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Keyport Variable Account A, File No. 333-114126, filed on February 25, 2005)

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Name and	Principal Positions and Officers
Business Address	With Depositor

Thomas A. Bogart	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

Gary Corsi	Director, Vice President & Chief Financial Officer &
Sun Life Assurance Company of Canada (U.S.)	Treasurer
One Sun Life Executive Park
Wellesley Hills, MA 02481

Scott M. Davis	Director, Vice President and General Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

Paul W. Derksen	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

Mary M. Fay	Director and Vice President, Annuities
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

Leila Heckman	Director
Heckman Global Advisors
230 Park Avenue, Suite 865
New York, NY 10169

Donald B. Henderson, Jr.	Director
LeBoeuf, Lamb, Greene & MacRae, LLP
125 West 55th Street
New York, NY 10019

Peter R. O'Flinn	Director
27361 Hidden River Court
Bonita Springs, FL 34134

C. James Prieur	Chairman and Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

Robert C. Salipante	President & Director
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

Barbara Z. Shattuck	Director
Shattuck Hammond Partners LLC
630 Fifth Avenue, Suite 2950
New York, NY 10019

David K. Stevenson	Director
47 Village Avenue, Unit 301
Dedham, MA 02026

Donald A. Stewart	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario-Canada M5H 1J9

Claude A. Accum	Vice President, Individual Insurance
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

Michael E. Shunney	Vice President, Group Insurance
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

James M.A. Anderson	Vice President, Investments
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

Ellen B. King	Assistant Vice President and Senior Counsel and
Sun Life Assurance Company of Canada (U.S.)	Secretary
One Sun Life Executive Park
Wellesley Hills, MA 02481

Keith Gubbay	Vice President and Chief Actuary
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

Janet V. Whitehouse	Vice President, Human Resources &
Sun Life Assurance Company of Canada (U.S.)	Public Relations
One Sun Life Executive Park
Wellesley Hills, MA 02481

John R. Wright	Executive Vice President, Sun Life Financial
Sun Life Assurance Company of Canada (U.S.)	U.S. Operations
One Sun Life Executive Park
Wellesley Hills, MA 02481

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) which is ultimately controlled by Sun Life Financial Inc.

The organization chart of Sun Life Insurance and Annuity Company of New York is filed as Exhibit 13 to Post-Effective Amendment No. 1 to the Registration Statement of Keyport Variable Account A, File No. 333-114126, filed February 25, 2005.

None of the companies listed is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27. NUMBER OF CONTRACT OWNERS

As of October 5, 2005 there were 11 qualified and 53 non-qualified Contracts issued and outstanding.

Item 28. INDEMNIFICATION

Article 5, Section 5.6 of the By-laws of Sun Life Insurance and Annuity Company of New York, a copy of which was filed as Exhibit A.(6)(b) to the Registration Statement of the Registrant on Form N-8B-2 (File No. 811-4440), provides for indemnification of directors, officers and employees of Sun Life Insurance and Annuity Company of New York.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B and D and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.
Name and Principal	Position and Offices
Business Address*	with Underwriter
Katherine E. Sarvary	President
Claude A. Accum	Director
Gary Corsi	Director
Mary M. Fay	Director
Ellen B. King	Secretary
Ann B. Teixeira	Assistant Vice President, Compliance
Kathleen Pettit	Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
Nancy C. Atherton	Assistant Vice President & Tax Officer
Jane F. Jette	Financial/Operations Principal and Treasurer
Amy E. Mercer	Assistant Secretary

*The principal business address of all directors and officers of the principal underwriter is, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

         (b) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 60 East 42nd Street, Suite 1115, New York, New York 10165, at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:
(a)

To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)

To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)

Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life (N.Y.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 31st day of October, 2005.
Sun Life (N.Y.) Variable Account C
(Registrant)

Sun Life Insurance and Annuity Company of New York
(Depositor)

By: /s/ ROBERT C. SALIPANTE*
Robert C. Salipante
President & Director
*By:	/s/ Sandra M. DaDalt
Sandra M. DaDalt
Assistant Vice President
and Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.
SIGNATURE	TITLE	DATE

/s/ ROBERT C. SALIPANTE*	President and Director	October 31, 2005
Robert C. Salipante	(Principal Executive Officer)

/s/ GARY CORSI*	Vice President, Chief Financial Officer and	October 31, 2005
Gary Corsi	Treasurer and Director
(Principal Financial and Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	October 31, 2005
Sandra M. DaDalt	C. James Prieur, Chairman and Director
Donald A. Stewart, Director
Donald B. Henderson, Jr., Director
Peter R. O'Flinn, Director
David K. Stevenson, Director
Leila Heckman, Director
Barbara Z. Shattuck, Director
Thomas A. Bogart, Director
Scott M. Davis, Director and Vice President and General Counsel
Mary M. Fay, Director and Vice President and General Manager, Annuities

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004. Powers of attorney are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-107983, filed on October 31, 2005.

EXHIBIT INDEX

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Representation of Counsel pursuant to Rule 485(b)